Royalty and streaming interests (Tables)	12 Months Ended
Dec. 31, 2025
Royalty and streaming interests
Schedule of royalty and streaming interests

	Royalty and Streaming Interests
		Metal and
	Oil and Gas	Minerals	Total
Cost
As of January 1, 2024 and December 31, 2024	$6,576,211	$14,081,250	$20,657,461
Reclassification to held for sale (Note 15)	(6,576,211)	—	(6,576,211)
As of December 31, 2025	$—	$14,081,250	$14,081,250
Accumulated depletion and impairment
As of January 1, 2024	$(257,977)	$—	$(257,977)
Depletion	(590,942)	—	(590,942)
As of December 31, 2024	(848,919)	—	(848,919)
Depletion	(156,908)	—	(156,908)
Reclassification to held for sale (Note 15)	1,005,827	—	1,005,827
As of December 31, 2025	$—	$—	$—
Carrying value as of December 31, 2024	$5,727,292	$14,081,250	$19,808,542
Carrying value as of December 31, 2025	$—	$14,081,250	$14,081,250